Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Balance Sheets
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	69,445	69,445	69,445
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	8,333,333	8,333,333	8,333,333
Common stock, shares issued	567,582	567,582	531,650
Common Stock, Shares Outstanding	567,582	567,582	531,650